Document and Entity Information	0 Months Ended
Sep. 11, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 11, 2014
Registrant Name	DREYFUS OPPORTUNITY FUNDS
Central Index Key	0001111178
Amendment Flag	false
Document Creation Date	Sep. 04, 2014
Document Effective Date	Sep. 11, 2014
Prospectus Date	Sep. 11, 2014
Dreyfus Strategic Beta Emerging Markets Equity Fund | Class A
Risk/Return:
Trading Symbol	DOFAX
Dreyfus Strategic Beta Emerging Markets Equity Fund | Class C
Risk/Return:
Trading Symbol	DOFCX
Dreyfus Strategic Beta Emerging Markets Equity Fund | Class I
Risk/Return:
Trading Symbol	DOFIX
Dreyfus Strategic Beta Emerging Markets Equity Fund | Class Y
Risk/Return:
Trading Symbol	DOFYX
Dreyfus Strategic Beta Global Equity Fund | Class A
Risk/Return:
Trading Symbol	DBGAX
Dreyfus Strategic Beta Global Equity Fund | Class C
Risk/Return:
Trading Symbol	DBGCX
Dreyfus Strategic Beta Global Equity Fund | Class I
Risk/Return:
Trading Symbol	DBGIX
Dreyfus Strategic Beta Global Equity Fund | Class Y
Risk/Return:
Trading Symbol	DBGYX
Dreyfus Strategic Beta U.S. Equity Fund | Class C
Risk/Return:
Trading Symbol	DOUCX
Dreyfus Strategic Beta U.S. Equity Fund | Class I
Risk/Return:
Trading Symbol	DOUIX
Dreyfus Strategic Beta U.S. Equity Fund | Class Y
Risk/Return:
Trading Symbol	DOUYX
Dreyfus Strategic Beta U.S. Equity Fund | Class A
Risk/Return:
Trading Symbol	DOUAX